Restoration provision and other liabilities (Details Narrative) € in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026 CAD ($)	Sep. 30, 2026 EUR (€)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Sep. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)
IfrsStatementLineItems [Line Items]
Restoration provision	$ 18,485		$ 18,026
Rehabilitation costs	$ 41,931	€ 26,070	$ 41,944	€ 26,070
Inflation rate	2.00%	2.00%	2.00%	2.00%
Discount rate	3.48%		3.48%		3.48%	3.48%
Daytal resources spain SL [member]
IfrsStatementLineItems [Line Items]
Restoration provision	$ 942		$ 942
Rehabilitation costs	$ 1,281		$ 1,282
Inflation rate	2.00%	2.00%	2.00%	2.00%
Discount rate	5.50%		5.50%		5.50%	5.50%
Restoration provision	$ 289		$ 294		€ 180	€ 180
Sangdong mine [member]
IfrsStatementLineItems [Line Items]
Restoration provision	2,272		3,436
Gentung tungsten project [member]
IfrsStatementLineItems [Line Items]
Restoration provision	250		250
Almonty korean tungsten corporation [member]
IfrsStatementLineItems [Line Items]
Other long term liabilities	$ 677		$ 661